Significant accounting policies - General (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Property, Plant and Equipment [Line Items]
Operating cycle of a portion of the Company's activities	1 year
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	20.00%
Maximum
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	50.00%
Factories and office buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	30 years
Factories and office buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	40 years
Other facilities
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	15 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	15 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	8 years